Property, Plant and Equipment - Narrative (Details) € in Millions, premise in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) premise	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 6,141	€ 6,879
Transfers and others	(780)	(413)
Translation differences and hyperinflation adjustments	(469)	(2,772)
Property, plant and equipment	33,295	34,225	€ 36,393
Financing leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	190	254
Telefónica Spain
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 1,387	1,451
Number of premises covered by fiber optic roll out | premise	21
Percent of population coverage by LTE networks	96.00%
Telefónica United Kingdom
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 777	727
Percent of population coverage by LTE networks	99.00%
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 697	675
Percent of population coverage by LTE networks	88.00%
Telefónica Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 1,625	1,842
Telefónica Hispam Norte
Disclosure of detailed information about property, plant and equipment [line items]
Additions	460	658
Telefónica Hispam Sur
Disclosure of detailed information about property, plant and equipment [line items]
Additions	997	1,268
Telefónica Moviles Guatemala
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others	157
Telefónica El Salvador
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others	91
Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences and hyperinflation adjustments	1,029
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,305	2,096
Transfers and others	4,204	3,455
Translation differences and hyperinflation adjustments	(549)	(2,039)
Property, plant and equipment	25,346	€ 25,297	€ 26,770
Plant and machinery | Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences and hyperinflation adjustments	623
Buildings | Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences and hyperinflation adjustments	€ 298